Interest in Other Entities (Details) - Schedule of Non-Controlling Interests - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	$ 727	$ 8,859
Eventer [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	253	371
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest		5,628
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	363	2,642
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	57	57
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	$ 54	$ 161